Waxess USA SUBSEQUENT EVENTS (Waxess USA, Inc.)	12 Months Ended
Dec. 31, 2010
Waxess USA, Inc.
Waxess USA SUBSEQUENT EVENTS	16. SUBSEQUENT EVENTS

In preparing these financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through March 28, 2011, the date the financial statements were issued.

During 2011, the Company sold $387,500 of convertible notes to private investors.  The notes were sold in various amounts with a term of six months and a stated rate of interest of 10% compounded annually.  The notes include a provision giving the note holders a warrant, with a three year expiration, to purchase common stock in an amount equivalent to the amount of the note divided by the lower of the stock price as determined by the closing of a debt or equity financing with a minimum of $2 million in gross proceeds (“Financing Event”) or 100% of the fair market value of the common stock at the date of the note.  The note holders have a first priority interest in the assets of the Company.

In 2011, the Company sold 171,386 shares of common stock for $250,000 in connection with the Agreement with Brightpoint, Inc. See Note 13.

On February 4, 2011, the Company entered into an Agreement of Merger and Plan of Reorganization (the “Merger Agreement”) with Waxess Acquisition Corp., a wholly owned Delaware subsidiary of Waxess Holdings, Inc., formerly International Vineyard, Inc., and a publicly held Delaware shell corporation with no operations. Upon closing of the transaction (the “Merger”) contemplated under the Merger Agreement, the Company, the surviving corporation in the merger with Waxess Acquisition Corp., became a wholly-owned subsidiary of Waxess Holdings, Inc.  Pursuant to the terms and conditions of the Merger Agreement:

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At the closing of the Merger, each share of Waxess USA’s common stock issued and outstanding immediately prior to the closing of the Merger was exchanged for the right to receive 1.19883186 shares of our common stock. To the extent that there are fractional shares, such fractional shares will be rounded to the nearest whole share. Accordingly, an aggregate of 7,500,000 shares of our common stock were issued to the holders of Waxess USA’s common stock and represents approximately 87% of the outstanding shares of Waxess Holdings, Inc.

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In connection with the Merger, 1,083,333 shares of common stock held by persons who were stockholders of Waxess Holdings, Inc. prior to the Merger remaining outstanding. These 1,083,333 shares constitute the “public float” and are the only shares of registered common stock and accordingly are the only shares available for resale without further registration.